Victory Portfolios

Victory RS Small Cap Growth Equity VIP Series

(the “Fund”)

Supplement dated July 3, 2025, to the Fund’s

Summary Prospectus and Prospectus dated May 1, 2025, as supplemented

Effective July 11, 2025, Trevor Martin will no longer be listed as a portfolio manager for the Fund.

•The reference to Mr. Martin under the Portfolio Management table found on page 6 of the Summary Prospectus is hereby deleted.

•The reference to Mr. Martin under the Portfolio Management subsection of “Organization and Management of the Fund” found on page 14 of the Prospectus is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.